Long-Term Debt - Sabine Pass Liquefaction Senior Notes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	9 Months Ended	12 Months Ended									9 Months Ended
	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Sabine Pass Liquefaction Senior Notes [Member] Rate	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Sabine Pass Liquefaction Senior Notes [Member] Rate	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Apr. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2024 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 2,000.0	$ 2,000.0	$ 1,000.0	$ 1,000.0	$ 1,500.0	$ 1,000.0	$ 1,000.0	$ 2,000.0
Debt Instrument, Interest Rate, Stated Percentage				5.625%	5.625%	6.25%	6.25%	5.625%	5.625%		5.75%
Debt Instrument, Fixed Charge, Coverage Ratio Period		12 months	12 months
Debt Instrument, Fixed Charge, Coverage Ratio		1.25	1.25
Debt Instrument, Redemption Price, Percentage		100.00%	100.00%
Period Allowed After Debt Issuance For SEC Registration	360 days											360 days